Note 10 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock	0 Months Ended				12 Months Ended														12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended				0 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 12, 2013	Sep. 19, 2013	Aug. 27, 2012	Feb. 17, 2012	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] Hunter Disposal Acquisition [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] Hunter Disposal Acquisition [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] Virco Acquisition [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member] White Top Black Water Acquisition [Member]	Dec. 31, 2013 Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Mar. 31, 2014 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Hunter Disposal Acquisition [Member]	Dec. 31, 2012 Common Stock [Member] Blue Water Acquisition [Member]	Dec. 31, 2012 Common Stock [Member] Hunter Disposal, LLC [Member]	Sep. 19, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Treasury Stock [Member]	Dec. 31, 2012 Treasury Stock [Member]	Mar. 31, 2014 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2013 Unearned Shares in KSOP [Member]	Dec. 31, 2012 Unearned Shares in KSOP [Member]	Dec. 31, 2011 Unearned Shares in KSOP [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Dec. 31, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Nov. 30, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal, LLC [Member]	Sep. 19, 2013 Series C Preferred Stock [Member]	Aug. 27, 2012 Series B Preferred Stock [Member]	Aug. 27, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Hunter Disposal Acquisition [Member]	Apr. 27, 2012 Blue Water Acquisition [Member]	Dec. 31, 2012 Blue Water Acquisition [Member]	Dec. 31, 2012 White Top Black Water Acquisition [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]
Note 10 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock [Line Items]
Balance as of															2,000,000	2,000,000	1,561,144	15,780							33,796,389	33,120,483		33,796,389	26,177,989	8,334	1	8,334	13,985		15,200	15,200
Issued shares of Stock in acquisition				1,846,722	88,000		20,000		91,425	41,000												1,080,004															20,000	20,000	91,425	91,425	88,000					247,876		589,657	1,846,722
Issued shares for exchange													232,536	345,000																														345,000
Received shares of Series A Preferred Stock in exchange for Series C Preferred Stock												(5,978)																															9,802	5,978
Issued shares of common stock in exchange for Series B Preferred Stock			2,450,500										(9,802)						2,450,500
Issued shares of common stock in Hunter Disposal acquisition						2,200,000		500,000												1,847	248					1,846,722																			5,505,633	513,103	1,013,103		3,305,632
Issued shares for Share based payments																							150,835		150,835	1,328,059					(13,984)
Issued shares of common stock for stock compensation																									116,771
Issued shares of Series C Preferred Stock in private placement															181,786
Issued shares of KSOP																									73,854
Adjustment of Series C Preferred Stock															(8,366)
Allocation of unearned shares in KSOP																																		(15,200)
Purchase of treasury stock																														8,333
Issued shares of common stock upon exercise of warrants																									12,500	70,000	70,000
Issued shares of common stock upon exercise of stock options																									100,000
Issued shares of common stock in public offering	107,142	181,786									265,436	727,183												221,946	221,946	167,209																181,786
Issued shares of Series C Preferred Stock in joint venture agreement												16,000